CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 2,532	$ 1,683	$ 1,448
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	485	(156)	323
Depreciation and amortization expense	4,024	3,644	2,739
Mark-to-market, provisions and other	(506)	32	201
Deferred income tax expense (recovery)	(156)	(324)	5
Changes in non-cash working capital, net	(408)	(226)	(638)
Cash from operating activities	5,971	4,653	4,078
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(10,032)	(2,523)	(10,747)
Disposal of subsidiaries and assets held for sale, net of cash disposed	2,761	77	602
Investments in associates and joint ventures	(1,010)	(350)	(1,098)
Disposal of investments in associates and joint ventures	1,449	0	1,107
Purchase of long lived assets	(6,024)	(4,975)	(2,487)
Disposal of long lived assets	321	609	162
Purchase of financial assets	(227)	(677)	(524)
Sale of financial assets	322	1,027	715
Net settlement of foreign exchange hedging items	(113)	37	0
Other investing activities	(108)	(126)	(720)
Cash used by investing activities	(12,661)	(6,901)	(12,990)
Financing Activities
Distributions to general partner	(324)	(296)	(269)
Distributions to other unitholders	(1,419)	(1,348)	(1,247)
Subsidiary distributions to non-controlling interest	(2,476)	(1,454)	(2,247)
Capital provided by (to) non-controlling interest	5,078	(1,724)	8,195
Disposal of partial interest to non-controlling interest, net of taxes.	202	0	124
Net (repayment) proceeds from commercial paper program	(115)	(139)	525
Proceeds from corporate borrowings	678	448	513
Repayment of corporate borrowings	0	(531)	0
Proceeds from corporate credit facility	2,539	2,842	6,320
Repayment of corporate credit facility	(2,839)	(2,764)	(6,194)
Proceeds from non-recourse borrowings	16,157	24,322	13,703
Repayment of non-recourse borrowings	(8,230)	(15,607)	(9,213)
Net preferred units redeemed	(181)	0	0
Partnership units (repurchased) issued, net of costs and issuances	(9)	11	(13)
Lease liability repaid	(499)	(415)	(283)
Other financing activities	(744)	(733)	(495)
Cash from financing activities	7,818	2,612	9,419
Cash and cash equivalents
Change during the year	1,128	364	507
Impact of foreign exchange on cash	47	(150)	71
Cash reclassified as held for sale	(45)	0	0
Balance, beginning of year	2,071	1,857	1,279
Balance, end of year	$ 3,201	$ 2,071	$ 1,857